UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)             (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Goodwood SMID Long/Short Fund

Schedule of Investments
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 94.59%

Consumer Discretionary - 18.19%
	Bed Bath & Beyond, Inc.	13,500	$372,465
	Cinemark Holdings, Inc.	10,000	332,900
	Dillard's, Inc.	7,500	456,000
	Flexsteel Industries, Inc.	10,000	455,000
	Garmin Ltd.	10,000	515,000
	GNC Holdings, Inc.	25,000	207,500
†	Polaris Industries, Inc.	6,500	605,995
	Pool Corp.	3,000	299,070
†	Ralph Lauren Corp.	7,500	659,175
			3,903,105
Energy - 1.10%
*	Cloud Peak Energy, Inc.	75,000	235,500
			235,500
Financials - 7.52%
†	Artisan Partners Asset Management, Inc.	17,500	537,250
	B. Riley Financial, Inc.	20,000	328,000
†	Evercore, Inc.	5,000	377,250
	Waddell & Reed Financial, Inc.	20,000	372,200
			1,614,700
Health Care - 20.88%
*	ACADIA Pharmaceuticals, Inc.	15,000	534,150
*	Aratana Therapeutics, Inc.	35,000	199,850
*†	Bio-Rad Laboratories, Inc.	3,000	653,460
*	Collegium Pharmaceutical, Inc.	37,500	376,500
*	Cutera, Inc.	11,500	427,225
*	Flexion Therapeutics, Inc.	15,000	385,500
*	Heron Therapeutics, Inc.	22,500	371,250
*†	Jazz Pharmaceuticals PLC	3,000	448,080
*	Kindred Biosciences, Inc.	35,000	266,000
*	MEI Pharma, Inc.	75,000	198,000
*	SeaSpine Holdings Corp.	16,000	180,800
*	The Medicines Co.	12,000	440,280
			4,481,095
Industrials - 20.09%
*†	Colfax Corp.	11,000	438,680
†	Douglas Dynamics, Inc.	15,000	523,500
*	Generac Holdings, Inc.	11,500	464,370
*†	Genesee & Wyoming, Inc.	6,000	411,360
	H&E Equipment Services, Inc.	15,000	353,100
*†	Kirby Corp.	6,000	375,600
	Mueller Industries, Inc.	12,500	372,875
*	Spirit Airlines, Inc.	6,500	221,325
†	Trinity Industries, Inc.	20,000	576,800
*	WABCO Holdings, Inc.	4,000	574,480
			4,312,090
			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - 10.78%
	ADTRAN, Inc.			20,000	$442,000
*	Anixter International, Inc.			6,750	498,150
†	FLIR Systems, Inc.			12,500	475,000
*	Teradata Corp.			10,000	319,200
*†	Trimble, Inc.			15,000	580,200
					2,314,550
Materials - 14.38%
*	Cleveland-Cliffs, Inc			40,000	334,400
†	Eagle Materials, Inc.			5,000	486,250
µ†	Methanex Corp.			15,000	766,500
*	TimkenSteel Corp.			20,000	296,600
	United States Steel Corp.			15,000	355,650
†	Westlake Chemical Corp.			11,000	846,010
					3,085,410
Real Estate - 1.65%
	Vistra Energy Corp.			20,000	354,000

	Total Common Stocks (Cost $19,186,790)				20,300,450

LIMITED PARTNERSHIPS - 7.87%
†	Plains All American Pipeline LP			20,000	433,200
†	Oaktree Capital Group LLC			15,000	685,500
	The Carlyle Group LP			27,500	570,625

	Total Limited Partnerships (Cost $1,773,777)				1,689,325

REAL ESTATE INVESTMENT TRUST - 2.34%
†	Tanger Factory Outlet Centers, Inc.			21,500	$503,100

	Total Real Estate Investment Trust (Cost $583,987)				503,100

U.S. TREASURY BILLS - 13.96%		Principal	Interest Rate	Maturity Date
†	U.S. Treasury Bill	$500,000	0.000%	9/21/2017	$499,753
†	U.S. Treasury Bill	500,000	0.000%	9/28/2017	499,648
†	U.S. Treasury Bill	1,000,000	0.000%	10/5/2017	998,953
†	U.S. Treasury Bill	1,000,000	0.000%	11/2/2017	998,295

	Total U.S. Treasury Bills (Cost $2,996,869)				2,996,649

					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
		Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)
CALL OPTIONS PURCHASED - 0.32%
*	Cinemark Holdings, Inc.	100	$35.00	12/15/2017	14,500
*	Cleveland-Cliffs, Inc	250	9.00	1/19/2018	21,125
*	Cloud Peak Energy, Inc.	500	5.00	11/17/2017	3,750
*	Collegium Pharmaceutical, Inc.	75	12.50	9/15/2017	1,125
*	Garmin Ltd.	100	55.00	9/15/2017	150
*	GNC Holdings, Inc.	100	10.00	9/15/2017	250
*	Hi-Crush Partners LP	150	12.50	9/15/2017	375
*	Kimco Realty Corp.	250	22.50	10/20/2017	625
*	Kimco Realty Corp.	150	22.50	1/19/2018	4,125
*	LSB Industries, Inc.	150	12.50	9/15/2017	375
*	Mueller Industries, Inc.	150	32.00	9/15/2017	750
*	Nordstrom, Inc.	100	50.00	10/20/2017	3,150
*	Rayonier Advanced Materials, Inc.	100	17.50	11/17/2017	1,500
*	Rayonier Advanced Materials, Inc.	200	15.00	11/17/2017	12,500
*	Sasol Ltd.	200	35.00	9/15/2017	500
*	Tanger Factory Outlet Centers, Inc.	150	30.00	12/15/2017	1,125
*	The Carlyle Group LP	500	22.50	9/15/2017	1,250
*	Valeant Pharmaceuticals, Inc.	75	17.50	10/20/2017	938

	Total Call Options Purchased (Cost $191,393)				68,113
PUT OPTIONS PURCHASED - 0.53%
*	Advanced Micro Devices, Inc.	150	$11.00	9/15/2017	600
*	Applied Materials, Inc.	100	41.00	9/15/2017	750
*	Blackberry Ltd.	350	8.00	9/15/2017	525
*	Blue Buffalo Pet Products, Inc.	175	20.00	9/15/2017	875
*	Dollar Tree, Inc.	75	72.50	9/15/2017	1,125
*	Dover Corpoaration	100	80.00	9/15/2017	1,750
*	Foot Locker, Inc.	50	45.00	9/15/2017	49,250
*	iShares Trust	125	135.00	10/20/2017	19,000
*	iShares, Inc.	150	66.00	9/15/2017	5,100
*	Lam Research Corp.	75	150.00	9/15/2017	3,188
*	Nvidia Corp.	15	140.00	11/17/2017	3,878
*	Nvidia Corp.	15	150.00	11/17/2017	7,050
*	Pacira Pharmaceuticals, Inc.	25	35.00	9/15/2017	688
*	Parker-Hannifin Corp.	25	150.00	10/20/2017	3,750
*	Powershares QQQ Trust	100	143.00	9/15/2017	5,050
*	Powershares QQQ Trust	100	141.00	9/1/2017	150
*	Ralph Lauren Corp.	35	75.00	9/15/2017	175
*	Smith (AO) Corp.	150	50.00	9/15/2017	750
*	Snap, Inc.	200	11.00	10/20/2017	2,800
*	Snap-on, Inc.	100	135.00	9/15/2017	2,250
*	Tanger Factory Outlet Centers, Inc.	150	22.50	9/15/2017	3,375
*	Williams & Sonoma, Inc.	50	42.50	9/15/2017	500

	Total Put Options Purchased (Cost $280,064)				112,579
					(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017
		Value (Note 1)

SHORT-TERM INVESTMENT - 8.78%	Shares
Money Market Fiduciary Portfolio, 0.01% §	1,883,970	1,883,970

Total Short-Term Investment (Cost $1,883,970)		1,883,970

Total Value of Investments (Cost $26,896,850)(a) - 128.39%		$27,554,186

Total Value of Securities Sold Short (Proceeds $9,778,224)(b) - (44.80)%		(9,613,838)

Total Options Written (Premiums Received $139,649)(b) - (0.74)%		(159,062)

Other Assets Less Liabilities - 17.15%		3,679,660

Net Assets - 100%		$21,460,946

		(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short
(Unaudited)

As of August 31, 2017
		Shares	Value (Note 1)

SECURITIES SOLD SHORT - 44.80%

COMMON STOCKS - 44.80%
Consumer Discretionary - 11.77%
	Brinker International, Inc.	4,000	$124,880
	Domino's Pizza, Inc.	1,250	227,825
	Foot Locker, Inc.	6,000	211,380
	Genuine Parts Co.	2,500	207,075
	Harley-Davidson, Inc.	4,500	211,545
	Jack in the Box, Inc.	2,250	210,645
	Marriott Vacations Worldwide Corp.	2,000	232,720
	Newell Brands, Inc.	5,000	241,400
*	O'Reilly Automotive, Inc.	1,150	225,550
*	Sally Beauty Holdings, Inc.	12,500	232,375
	Sonic Corp.	10,000	234,100
*	Ulta Beauty, Inc.	750	165,758
			2,525,253
Consumer Staples - 6.35%
	Calavo Growers, Inc.	3,000	201,450
	Casey's General Stores, Inc.	2,000	210,840
*	Central Garden & Pet Co.	6,000	211,500
	Dr Pepper Snapple Group, Inc.	2,000	182,100
	McCormick & Co., Inc.	3,000	285,390
	WD-40 Co.	2,500	272,375
			1,363,655
Health Care - 7.34%
*	Amedisys, Inc.	3,000	156,720
*	athenahealth, Inc.	1,500	211,395
*	Cerner Corp.	3,500	237,230
*	Globus Medical, Inc.	6,000	181,380
*	Intuitive Surgical, Inc.	175	175,817
*	LHC Group, Inc.	2,500	163,125
*	MEDNAX, Inc.	2,000	89,640
*	Prestige Brands Holdings, Inc.	5,000	253,550
	Teleflex, Inc.	500	105,875
			1,574,732
Industrials - 8.62%
	Acuity Brands, Inc.	1,250	220,988
	Alaska Air Group, Inc.	2,000	149,320
	AO Smith Corp.	5,000	278,450
	Crane Co.	4,000	296,920
	Lennox International, Inc.	1,000	165,730
	Ryder System, Inc.	3,000	232,800
	Snap-on, Inc.	2,000	295,140
	Wabash National Corp.	10,000	210,200
			1,849,548

			(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Securities Sold Short - Continued
(Unaudited)

As of August 31, 2017
	Shares	Value (Note 1)

SECURITIES SOLD SHORT - Continued

COMMON STOCKS - Continued
Information Technology - 4.16%
KLA-Tencor Corp.	2,000	$187,380
Lam Research Corp.	1,400	232,372
* Snap, Inc.	15,000	217,650
Symantec Corp.	8,500	254,830
		892,232
Materials - 5.34%
HB Fuller Co.	4,000	200,760
International Flavors & Fragrances, Inc.	1,500	205,275
Quaker Chemical Corp.	1,000	139,220
Sonoco Products Co.	3,500	168,910
The Scotts Miracle-Gro Co.	2,750	262,873
The Sherwin-Williams Co.	500	169,635
		1,146,673
Real Estate - 1.22%
American Campus Communities, Inc.	5,500	261,745
		261,745

Total Common Stocks (Proceeds $9,778,224)		9,613,838

Total Securities Sold Short (Proceeds $9,778,224)		$9,613,838

		(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of August 31, 2017
			Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.13%
	*	Flexion Therapeutics, Inc.	100	$30.00	10/20/2017	$27,750

		Total Call Options Written (Premiums Received $24,278)				27,750

PUT OPTIONS WRITTEN - 0.61%
	*	Cardtronics PLC	150	22.50	12/15/2017	12,375
	*	Cinemark Holdings, Inc.	100	30.00	12/15/2017	10,500
	*	Dick's Sporting Goods, Inc.	150	21.00	1/19/2018	11,250
	*	Dillard's, Inc.	25	50.00	11/17/2017	4,375
	*	Foot Locker, Inc.	50	40.00	9/15/2017	24,250
	*	Gamestop Corp.	200	15.00	1/19/2018	12,900
	*	Grainger W W, Inc.	35	140.00	1/19/2018	10,588
	*	Jazz Pharmaceuticals PLC	15	30.00	9/15/2017	187
	*	Kimco Realty Corp.	200	17.50	1/19/2018	11,500
	*	Lam Research Corp.	25	145.00	9/15/2017	625
	*	Pool Corp.	50	90.00	1/19/2018	10,000
	*	Ralph Lauren Corp.	35	70.00	9/15/2017	87
	*	Spirit Airlines, Inc.	150	27.50	1/19/2018	12,375
	*	Wynn Resorts Ltd.	50	110.00	1/19/2018	10,300

		Total Put Options Written (Premiums Received $115,371)				131,312

	Total Options Written (Premiums Received $139,649)					$159,062

§	Represents 7 day effective yield
µ	American Depositary Receipt
*	Non-income producing investment
†	All or a portion of security is segregated as collateral for securities sold short and options written.
(a)	Each contract is equivalent to 100 shares of the underlying common stock.
(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation					2,232,950
	Aggregate Gross Unrealized Depreciation					(1,430,641)

		Net unrealized Appreciation				$802,309

						(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation

The Goodwood SMID Long/Short Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Goodwood SMID Long/Short Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$20,300,450	$20,300,450	$-	$-
Limited Partnerships	1,689,325	1,689,325	-	-
Real Estate Investment Trust	503,100	503,100	-	-
U.S. Treasury Bills	2,996,649	-	2,996,649	-
Call Options Purchased	68,113	-	68,113	-
Put Options Purchased	112,579	-	112,579	-
Short-Term Investment	1,883,970	1,883,970	-	-
Total Assets	$27,554,186	$24,376,845	$3,177,341	$-

Liabilities	Total	Level 1	Level 2	Level 3
Securities Sold Short	$9,613,838	$9,613,838	$-	$-
Call Options Written	27,750	-	27,750	-
Put Options Written	131,312	-	131,312	-
Total Liabilities	$9,772,900	$9,613,838	$159,062	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 27, 2017	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 27, 2017	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Long/Short Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 27, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Long/Short Fund